Non Cash Investing & Financing Transactions - Additional Information (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Non Cash Investing And Financing Transactions [abstract]
Property, plant and equipment acquired by finance lease	€ 33	€ 1
Fair value of PSU and RSUs vested	€ 4	€ 3